Offerings - Offering: 1	Nov. 14, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock of Ventas, Inc.
Maximum Aggregate Offering Price	$ 792,350,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 121,308.79
Offering Note	The maximum aggregate offering price includes offering price of additional shares that the underwriter has the option to purchase. This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Registration Statement of Ventas, Inc. (the "Registrant") on Form S-3ASR (File No. 333-277185) filed on February 20, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The amount of registration fee is estimated solely for purposes of calculating the amount of the registration fee. In accordance with Rule 457(c) and Rule 457(r) of the Securities Act of 1933, the price shown is the average of the high and low sales price of the Registrant's Common Stock as reported on the New York Stock Exchange on November 11, 2024. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.